SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) shares	Mar. 31, 2022 HKD ($) shares	Mar. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Allowance for expected credit losses	$ 200,000		$ 600,000	$ 200,000
Government grant			371,000	750,000
Income tax examination, likelihood of settlement	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts
Income tax, interest and penalties	$ 0		0	$ 0
Unrecognized tax benefits	$ 0		$ 0
Dilutive shares | shares	0	0	0	0
defined contribution plans	$ 264,520	$ 33,913	$ 284,883	$ 170,692
Segment reporting description	one reporting business segment in Hong Kong and Singapore	one reporting business segment in Hong Kong and Singapore
Cash	$ 43,112,523		$ 530,206		$ 5,527,247
Credit Concentration Risk [Member]
Property, Plant and Equipment [Line Items]
Credit compensation	$ 500,000	$ 64,102
Minimum [Member]
Property, Plant and Equipment [Line Items]
Convenience translation rate per share | $ / shares	$ 1.00
Maximum [Member]
Property, Plant and Equipment [Line Items]
Convenience translation rate per share | $ / shares		$ 0.1282